UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21881

Oppenheimer Rochester Minnesota Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: March 31

Date of reporting period: 9/28/2012

Item 1. Reports to Stockholders.

September 30, 2012

Oppenheimer Rochester Minnesota Municipal Fund	Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund’s Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

“We hope that the recent strength of the municipal bond market has renewed investors’ confidence in the market’s powerful ability to help investors earn tax-advantaged income.”

Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories
Hospital/Healthcare	15.9%
Multifamily Housing	15.0
Adult Living Facilities	11.3
Tax Increment Financing (TIF)	9.2
Higher Education	8.8
Electric Utilities	8.7
Marine/Aviation Facilities	5.6
Tobacco-Master Settlement Agreement	3.4
Municipal Leases	2.7
Education	2.6

Portfolio holdings are subject to change. Percentages are as of September 28, 2012, the last business day of this reporting period, and are based on total assets.

Credit Rating Breakdown	NRSRO Only Total
AAA	11.0%
AA	21.1
A	21.4
BBB	13.2
BB	1.1
Unrated	32.2
Total	100.0%

The percentages above are based on the market value of the Fund’s securities as of September 28, 2012, the last business day of this reporting period, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.

For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

11	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

This report must be preceded or accompanied by the current prospectus of Oppenheimer Rochester Minnesota Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Class A shares of the Fund were first publicly offered on 11/7/06. Unless otherwise noted, Class A returns include the current maximum initial sales of 4.75%.

Class B shares of the Fund were first publicly offered on 11/7/06. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 11/7/06. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 7/29/11. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.

12	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

FUND EXPENSES

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 28, 2012.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

13	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Actual	Beginning Account Value April 1, 2012	Ending Account Value September 28, 2012	Expenses Paid During 6 Months Ended September 28, 2012
Class A	$1,000.00	$1,057.00	$4.40
Class B	1,000.00	1,053.20	8.23
Class C	1,000.00	1,053.20	8.28
Class Y	1,000.00	1,057.50	4.04

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.53	4.32
Class B	1,000.00	1,016.81	8.08
Class C	1,000.00	1,016.76	8.13
Class Y	1,000.00	1,020.88	3.97

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 28, 2012 are as follows:

Class	Expense Ratios
Class A	0.86%
Class B	1.61
Class C	1.62
Class Y	0.79

The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

14	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    September 28, 2012* / Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—105.2%
Minnesota—102.0%
$ 120,000	Aitkin, MN Health Care Facilities (Riverwood Healthcare Center)	5.600%	02/01/2032	$124,022
250,000	Albert Lean, MN Independent School District No. 241[1]	4.000	02/01/2016	252,980
25,000	Anoka County, MN Hsg. & Redevel. Authority (Premier FMC)	6.625	05/01/2030	27,489
1,000,000	Anoka County, MN Hsg. & Redevel. Authority (Woodland Park Apts.)[1]	5.000	04/01/2027	1,098,220
500,000	Anoka, MN Health Care Facility (Homestead Anoka)	7.000	11/01/2046	533,995
250,000	Apple Valley, MN Hsg. & Health Care (Seasons at Apple Valley)	6.750	03/01/2040	269,773
25,000	Austin, MN GO1	5.000	10/01/2018	25,062
750,000	Austin, MN Hsg. & Redevel. Authority (Chauncey & Courtyard Apts.)[1]	5.000	01/01/2031	843,855
850,000	Austin, MN Hsg. & Redevel. Authority (St. Marks Lutheran Home)	7.000	12/01/2046	918,391
250,000	Baytown, MN Township (Friends of St. Croix Preparatory Aceademy/St. Croix Preparatory Academy[1]	5.750	08/01/2042	251,455
430,000	Baytown, MN Township (St. Croix Preparatory Academy)[1]	7.000	08/01/2038	459,773
85,000	Blue Earth County, MN Economic Devel. Authority[1]	5.000	12/01/2027	94,146
20,000	Brainerd, MN Hsg. & Redevel. Authority, Series A1	5.000	02/01/2019	20,048
20,000	Brainerd, MN Hsg. & Redevel. Authority, Series A1	5.000	02/01/2022	20,040
100,000	Breckenridge, MN (Catholic Health Initiatives)[1]	5.000	05/01/2030	105,345
1,025,000	Buffalo, MN Health Care (Central Minnesota Senior Hsg.)	5.375	09/01/2026	1,057,462
1,230,000	Buffalo, MN Independent School District No. 877[1]	4.000	02/01/2024	1,421,855
1,150,000	Central Minnesota Muni Power Agency (Brookings-Southeast Twin Cities Transmissions)[1]	5.000	01/01/2032	1,331,148
1,500,000	Central Minnesota Muni Power Agency (Brookings-Southeast Twin Cities Transmissions)[1]	5.000	01/01/2042	1,686,015
1,100,000	Chippewa County, MN Gross Revenue (Montevideo Hospital)	5.500	03/01/2037	1,146,332
240,000	Cloquet, MN Pollution Control (Potlach Corp.)[1]	5.900	10/01/2026	240,682
200,000	Cokato, MN Senior Hsg. (Cokato Charitable Trust)	5.250	12/01/2026	202,236
272,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)	5.000	02/15/2017	270,191
1,000,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)	5.375	02/15/2032	896,200
1,400,000	Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)	5.700	07/01/2042	1,035,062
750,000	Cottage Grove, MN Senior Hsg.	5.250	12/01/2046	754,838
180,000	Crookston, MN Nursing Home & Multifamily Hsg. (Villa St. Vincent)	6.625	09/01/2024	180,218

15	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Minnesota Continued
$ 200,000	Cuyuna Range, MN Hospital District Health Facilities	5.000%		06/01/2029	$207,834
3,565,000	Dakota County, MN Community Devel. Agency (Grande Market Place)[1]	5.350		05/20/2034	3,638,403
30,000	Dakota County, MN Community Devel. Agency (Grande Market Place)[1]	5.400		11/20/2043	30,050
50,000	Dakota County, MN Community Devel. Agency (Southfork Apts.)[1]	5.400		08/01/2018	50,130
100,000	Dakota County, MN Community Devel. Agency (Southfork Apts.)[1]	5.625		02/01/2026	100,088
5,000	Douglas County, MN Alexandria Hsg. & Redevel. Authority (Windmill Ponds)	2.810	[2]	07/01/2015	4,214
200,000	Douglas County, MN Hsg. & Redevel. Authority[1]	5.600		02/01/2024	231,454
500,000	Duluth, MN EDA Health Care Facilities (St. Luke’s Hospital)[3]	6.000		06/15/2039	518,950
1,460,000	Duluth, MN Hsg. & Redevel. Authority (Benedictine Health Center)	5.875		11/01/2033	1,511,085
500,000	Duluth, MN Hsg. & Redevel. Authority (Public Schools Academy)[1]	5.875		11/01/2040	520,025
300,000	Duluth, MN Independent School District No. 709 COP[1]	5.000		03/01/2025	308,694
725,000	Duluth, MN Independent School District No. 709 COP[1]	5.000		03/01/2027	744,633
785,000	Duluth, MN Independent School District No. 709 COP[1]	5.125		03/01/2029	807,687
1,315,000	Duluth, MN Independent School District No. 709 COP[1]	5.250		03/01/2032	1,356,291
100,000	East Central, MN Independent School District No. 2580[1]	5.000		02/01/2022	100,378
320,000	Eden Prairie, MN Multifamily Hsg. (SE Rolling Hills)[1]	6.000		08/20/2021	333,776
500,000	Eveleth, MN Health Care (Arrowhead Senior Living Community)	5.200		10/01/2027	502,025
1,195,000	Eveleth, MN Multifamily (Manor House Woodland)	5.700		10/01/2036	1,045,326
950,000	Falcon Heights, MN (Kaleidoscope Charter School)	6.000		11/01/2037	976,030
50,000	Farmington, MN Independent School District No. 192[1]	4.000		06/01/2017	51,096
400,000	Fergus Falls, MN Health Care Facilities (Lake Region Healthcare)[1]	5.400		08/01/2040	420,360
375,000	Grand Rapids, MN Hsg. and Redevel. Authority (Lakeshore)[1]	5.200		10/01/2019	376,373
115,000	Grand Rapids, MN Hsg. and Redevel. Authority (Lakeshore)[1]	5.700		10/01/2029	115,060
385,000	Hopkins, MN Hsg. & Redevel. Authority (Excelsior Crossings)	5.625		02/01/2030	411,507
300,000	Hutchinson, MN Public Utility[1]	5.000		12/01/2022	370,710
400,000	Hutchinson, MN Public Utility[1]	5.000		12/01/2025	485,248
110,000	International Falls, MN Pollution Control (Boise Cascade Corp.)[1]	5.500		04/01/2023	107,599
180,000	International Falls, MN Pollution Control (Boise Cascade Corp.)[1]	5.650		12/01/2022	178,202

16	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Minnesota Continued
$ 115,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)[1]	6.850%	12/01/2029	$115,037
1,100,000	Lake Crystal, MN Hsg. (Ecumen-Second Century)	5.700	09/01/2036	1,112,265
525,000	Lake Crystal, MN Hsg. (Ecumen-Second Century)	6.250	09/01/2040	570,733
40,000	Lakeville, MN Independent School District No. 194[1]	4.750	02/01/2022	40,545
500,000	Lamberton, MN Solid Waste (Highwater Ethanol)	8.500	12/01/2022	378,325
500,000	Litchfield, MN Electric Utility[1]	5.000	02/01/2029	556,175
250,000	Little Canada, MN Senior Hsg. (PHS/Mayfield)	6.000	12/01/2030	261,113
630,000	Maple Grove, MN Health Care Facilities (North Care)[1]	5.000	09/01/2029	646,594
300,000	Maple Grove, MN Health Care Facilities (North Memorial Health Care)[1]	5.000	09/01/2035	307,320
245,000	Maple Grove, MN Health Care Systems (Maple Grove Hospital Corp.)[1]	5.250	05/01/2037	257,669
500,000	Maplewood, MN Health Care Facility (VOA Care Centers)	5.375	10/01/2024	506,150
490,000	Maplewood, MN Hsg. & Health Care (Ecumen Headquarters)	6.375	03/01/2040	537,844
495,000	Meeker County, MN (Memorial Hospital)	5.750	11/01/2027	534,763
670,000	Meeker County, MN (Memorial Hospital)	5.750	11/01/2037	711,460
35,000	Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (CHC/CHCS Obligated Group)[1]	5.250	08/15/2035	40,290
650,000	Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (GHP/HPA/HP Obligated Group)[1]	5.875	12/01/2029	668,532
110,649	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	5.000	12/01/2038	114,192
609,283	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	5.250	12/01/2040	650,519
92,840	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	5.450	04/01/2027	98,546
160,000	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)[1]	5.520	03/01/2041	172,293
1,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2020	1,165,060
25,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2020	26,400
1,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2022	1,136,830
85,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2022	88,975
160,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2023	177,939
100,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2023	108,031

17	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Minnesota Continued
$ 50,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000%	01/01/2025	$53,900
30,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2025	33,030
10,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2028	10,116
55,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000	01/01/2028	55,316
8,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[4]	5.000	01/01/2035	9,050,240
55,000	Minneapolis, MN (Carechoice Member)	5.875	04/01/2024	55,023
480,000	Minneapolis, MN Collateralized Multifamily Hsg. (Vantage Flats)[1]	5.200	10/20/2048	495,533
10,000	Minneapolis, MN Community Devel. Agency (Cord-Sets)[1]	5.500	06/01/2018	10,049
485,000	Minneapolis, MN Community Devel. Agency (Riverside Homes of Minneapolis)[1]	6.200	09/01/2029	485,834
500,000	Minneapolis, MN Devel. (Limited Tax Supported Community Bond Fund)[1]	6.000	12/01/2040	589,925
25,000	Minneapolis, MN GO1	4.600	12/01/2020	25,177
175,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	5.000	11/15/2030	181,895
50,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	5.000	11/15/2034	51,865
600,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	6.375	11/15/2023	726,852
1,130,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	6.500	11/15/2038	1,404,127
105,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/FRWHS Obligated Group)[1]	6.625	11/15/2028	126,524
550,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.400	04/01/2028	521,235
200,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.500	04/01/2042	181,394
20,000	Minneapolis, MN Multifamily Hsg. (East Village Hsg. Corp.)[1]	5.750	10/20/2042	20,184
25,000	Minneapolis, MN Multifamily Hsg. (Seward Towers)[1]	5.000	05/20/2036	25,717
4,000,000	Minneapolis, MN Multifamily Hsg. (Shingle Creek Senior Hsg.)[1]	5.550	10/20/2042	4,085,880
1,575,000	Minneapolis, MN Multifamily Hsg. (Sumner Field Phase II)[1]	5.150	02/20/2045	1,592,199
745,000	Minneapolis, MN Revenue (Walker Minnesota Campus)	5.000	11/15/2024	775,612
250,000	Minneapolis, MN Supported Devel. (Common Bond Fund)[1]	5.000	06/01/2028	260,638
380,000	Minneapolis, MN Tax Increment (East River/Unocal Site)	5.250	02/01/2026	380,304

18	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Minnesota Continued
$ 600,000	Minneapolis, MN Tax Increment (Grant Park)	5.200%	02/01/2022	$581,748
1,750,000	Minneapolis, MN Tax Increment (Grant Park)	5.350	02/01/2030	1,671,828
500,000	Minneapolis, MN Tax Increment (Ivy Tower)	5.500	02/01/2022	479,860
1,250,000	Minneapolis, MN Tax Increment (St. Anthony Falls)	5.750	02/01/2027	1,257,738
635,000	Minneapolis, MN Tax Increment (Unocal Site)	5.400	02/01/2031	629,844
5,000	Minneota, MN Hsg. Facilities (Madison Ave. Apartments)	5.750	04/01/2019	5,036
40,000	Minnetonka, MN Multifamily Hsg. (Cedar Hills East/Cedar Hills West)[1]	5.900	10/20/2019	40,096
100,000	MN Agricultural & Economic Devel. Board (Essentia Health/ECHC Obligated Groups)[1]	5.500	02/15/2025	118,701
155,000	MN Agricultural & Economic Devel. Board (Fairview Health Services/FRRHS/FRWHS Obligated Group)[1]	6.375	11/15/2022	155,395
115,000	MN Agricultural & Economic Devel. Board (Fairview Health Services/FRRHS/FRWHS Obligated Group)[1]	6.375	11/15/2029	115,248
495,000	MN Agricultural & Economic Devel. Board (Fairview Hospital and Healthcare Service)[1]	5.750	11/15/2026	495,891
250,000	MN HEFA (Ausburg College)[1]	5.000	05/01/2036	254,823
410,000	MN HEFA (Bethel University)	5.500	05/01/2022	438,565
600,000	MN HEFA (Bethel University)	5.500	05/01/2037	628,668
275,000	MN HEFA (College of St. Benedict)[1]	5.125	03/01/2036	292,245
360,000	MN HEFA (College of St. Catherine)[1]	5.375	10/01/2032	361,433
400,000	MN HEFA (College of St. Scholastica)[3]	4.250	12/01/2027	420,820
105,000	MN HEFA (College of St. Scholastica)[1]	5.000	12/01/2023	105,869
45,000	MN HEFA (College of St. Scholastica)[1]	5.000	12/01/2032	45,373
875,000	MN HEFA (College of St. Scholastica)[1]	5.125	12/01/2040	946,881
1,000,000	MN HEFA (College of St. Scholastica)[1]	5.250	12/01/2035	1,101,800
150,000	MN HEFA (College of St. Scholastica)[1]	6.000	12/01/2028	172,526
500,000	MN HEFA (College of St. Scholastica)[1]	6.300	12/01/2040	575,285
500,000	MN HEFA (Hamline University)[1]	5.000	10/01/2029	549,970
500,000	MN HEFA (Hamline University)[1]	6.000	10/01/2032	592,680
500,000	MN HEFA (Macalester College)[1]	5.000	06/01/2035	580,160
300,000	MN HEFA (St. Catherine University)[1]	5.000	10/01/2025	346,434
280,000	MN HEFA (St. Catherine University)[1]	5.000	10/01/2026	322,224
200,000	MN HEFA (St. Catherine University)[1]	5.000	10/01/2027	229,146
500,000	MN HEFA (St. Catherine University)[1]	5.000	10/01/2032	568,065
45,000	MN HEFA (University of St. Thomas)[1]	5.250	10/01/2034	47,062
750,000	MN HEFA (University of St. Thomas)[1]	5.250	04/01/2039	818,843
135,000	MN HFA (Homeownership)[1]	5.000	01/01/2031	148,763
100,000	MN HFA (Rental Hsg.)[1]	5.000	08/01/2040	102,399
220,000	MN HFA (Residential Hsg.)[1]	3.750	01/01/2022	237,774

19	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Minnesota Continued
$ 635,000	MN HFA (Residential Hsg.)[1]	3.750%	07/01/2022	$675,608
75,000	MN HFA (Residential Hsg.)[1]	5.000	07/01/2023	79,281
570,000	MN HFA (Residential Hsg.)[1]	5.050	07/01/2034	621,443
245,000	MN HFA (Residential Hsg.)[1]	5.100	07/01/2031	254,317
75,000	MN HFA (Residential Hsg.)[1]	5.100	07/01/2038	77,943
650,000	MN HFA (Residential Hsg.)[1]	5.100	01/01/2040	698,789
25,000	MN HFA (Residential Hsg.)[1]	5.150	07/01/2028	26,489
70,000	MN HFA (Residential Hsg.)[1]	5.200	01/01/2023	74,119
85,000	MN HFA (Residential Hsg.)[1]	5.250	07/01/2033	89,840
55,000	MN HFA (Residential Hsg.)[1]	5.500	01/01/2038	57,886
15,000	MN HFA (Residential Hsg.)[1]	5.650	07/01/2033	15,837
5,000	MN HFA (Residential Hsg.)[1]	5.750	01/01/2038	5,124
765,000	MN Municipal Power Agency[1]	5.000	10/01/2025	890,055
10,000	MN Municipal Power Agency[1]	5.000	10/01/2035	10,582
2,000,000	MN Municipal Power Agency[1]	5.250	10/01/2024	2,164,500
750,000	MN Municipal Power Agency[1]	5.250	10/01/2035	849,645
655,000	MN Office of Higher Education (Supplemental Student Loan)[1]	5.000	11/01/2029	742,194
525,000	MN Seaway Port Authority of Duluth (Northstar Aerospace)	5.000	04/01/2017	525,777
1,410,000	MN Seaway Port Authority of Duluth (Northstar Aerospace)	5.200	04/01/2027	1,380,489
1,000,000	MN Tobacco Securitization Authority[1]	5.250	03/01/2026	1,144,530
3,225,000	MN Tobacco Securitization Authority[1]	5.250	03/01/2031	3,645,637
500,000	Moorhead, MN Health Care (Evercare Senior Living)	5.125	09/01/2037	500,075
55,000	New Hope, MN Hsg. & Health Care Facilities (Minnesota Masonic Home North Ridge)	5.875	03/01/2029	55,024
1,100,000	North Oaks, MN Senior Hsg. (Presbyterian Homes of North Oaks)	6.500	10/01/2047	1,180,850
40,000	Northfield, MN Senior Hsg. (Northfield Manor)	6.000	07/01/2033	40,025
205,000	Oronoco, MN Multifamily Hsg. (Wedum Shorewood Campus)	5.400	06/01/2041	205,822
750,000	Otter Tail County, MN (Prairie Lakes Municipal Solid Waste Authority)[1]	5.000	11/01/2030	855,225
100,000	Park Rapids, MN Health Facilities (Mankato Lutheran Homes)	5.600	08/01/2036	100,885
200,000	Pine City, MN Health Care & Hsg. (North Branch)	6.125	10/20/2047	202,852
310,000	Plymouth, MN Health Facilities (Health Span Health System/North Memorial Medical Center Obligated Group)[1]	6.125	06/01/2024	310,856

20	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Minnesota Continued
$ 105,000	Plymouth, MN Health Facilities (Health Span Health System/North Memorial Medical Center Obligated Group)[1]	6.250%	06/01/2016	$105,445
125,000	Prior Lake, MN Senior Hsg. (Shepherds Path Senior Hsg.)	5.750	08/01/2041	125,415
15,000	Ramsey County, MN Hsg. & Redevel. Authority (Hanover Townhouses)[1]	5.625	07/01/2016	15,034
1,000,000	Redwood Falls, MN (Redwood Area Hospital)	5.125	12/01/2036	1,026,850
250,000	Rochester, MN Health Care & Hsg. (Samaritan Bethany)	7.375	12/01/2041	282,463
750,000	Rochester, MN Health Care Facilities (Olmstead Medical Center)[1]	5.875	07/01/2030	826,913
115,000	Sartell, MN Environmental Improvement, Series A1	5.200	06/01/2027	116,984
1,000,000	Sartell, MN Health Care & Hsg. Facilities (Country Manor Campus)	5.250	09/01/2027	1,033,570
795,000	Sartell, MN Health Care & Hsg. Facilities (Country Manor Campus)	5.250	09/01/2030	807,569
250,000	Sauk Rapids, MN Health Care Housing Facilities (Good Shepard Lutheran Home)	7.500	01/01/2039	265,083
25,000	Shakopee, MN Public Utilities Commission	4.000	02/01/2015	25,071
25,000	South Washington County, MN Independent School District No. 833 COP	5.250	12/01/2014	25,075
10,000	Southern MN Municipal Power Agency[1]	5.000	01/01/2024	11,632
750,000	Southern MN Municipal Power Agency[1]	5.250	01/01/2030	857,790
1,000,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.000	02/01/2031	967,290
750,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.625	02/01/2031	759,090
250,000	St. Louis Park, MN EDA (Hoigaard Village)	5.000	02/01/2023	262,235
2,365,000	St. Louis Park, MN Health Care Facilities (Nicollett Health Services)[1]	5.750	07/01/2039	2,672,781
100,000	St. Louis Park, MN Health Care Facilities (Park Nicollet Health Services)[1]	5.500	07/01/2029	112,098
30,000	St. Louis Park, MN Health Care Facilities (PNHS/PNMC Obligated Group)[1]	5.750	07/01/2030	33,782
50,000	St. Louis Park, MN Health Care Facilities (PNMH/PNMC Holdings/PNI Obligated Group)[1]	5.500	07/01/2023	56,366
55,000	St. Paul, MN Hsg. & Redevel. Authority (Allina Health System)[1]	5.000	11/15/2020	62,543
495,000	St. Paul, MN Hsg. & Redevel. Authority (Allina Health System)[1]	5.000	11/15/2021	560,315
50,000	St. Paul, MN Hsg. & Redevel. Authority (Allina Health)[1]	5.250	11/15/2028	56,402
600,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)	7.000	09/15/2037	599,952
55,000	St. Paul, MN Hsg. & Redevel. Authority (Civic Center)[1]	5.450	11/01/2013	55,229

21	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Minnesota Continued
$ 530,000	St. Paul, MN Hsg. & Redevel. Authority (Community of Peace Building Company)[1]	5.000%	12/01/2036	$512,637
25,000	St. Paul, MN Hsg. & Redevel. Authority (Franciscan Health and Hsg. Services)[1]	5.350	11/20/2027	25,065
300,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)	6.250	03/01/2029	310,878
400,000	St. Paul, MN Hsg. & Redevel. Authority (HealthEast/HESJH/HSJH Obligation Group)[1]	6.000	11/15/2025	424,388
215,000	St. Paul, MN Hsg. & Redevel. Authority (HealthEast/HESJH/HSJH Obligation Group)[1]	6.000	11/15/2035	225,842
150,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[1]	6.000	09/01/2036	152,661
750,000	St. Paul, MN Hsg. & Redevel. Authority (Minneapolis Public Radio)[1]	5.000	12/01/2025	857,708
250,000	St. Paul, MN Hsg. & Redevel. Authority (Nova Classical Academy)[1]	6.375	09/01/2031	274,023
500,000	St. Paul, MN Hsg. & Redevel. Authority (Package Facilities)[1]	5.000	08/01/2035	551,235
500,000	St. Paul, MN Hsg. & Redevel. Authority (Rossy & Richard Shaller)	5.250	10/01/2042	499,245
750,000	St. Paul, MN Hsg. & Redevel. Authority (Selby Grotto Hsg.)[1]	5.500	09/20/2044	760,065
875,000	St. Paul, MN Hsg. & Redevel. Authority (Smith Avenue)[1]	5.000	08/01/2035	929,338
2,985,000	St. Paul, MN Hsg. & Redevel. Authority (University Dale Apartments)[1]	4.820	07/20/2046	3,103,087
700,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	7.000	03/01/2029	700,623
500,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facilities (Carondelet Village)	6.000	08/01/2035	537,330
25,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (GHP/RH/MAC Obligated Group)[1]	5.250	05/15/2017	27,970
920,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (GHP/RH/MAC Obligated Group)[1]	5.250	05/15/2036	961,740
50,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (Regions Hospital)[1]	5.250	05/15/2018	50,115
440,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (Regions Hospital)[1]	5.300	05/15/2028	440,488
30,000	St. Paul, MN Independent School District No. 625 COP	6.375	02/01/2013	30,153
2,440,000	St. Paul, MN Port Authority (Great Northern)	6.000	03/01/2030	2,480,528
75,000	St. Paul, MN Port Authority (Office Building)[1]	5.250	12/01/2027	75,557
100,000	St. Paul, MN Port Authority (Office Building)[1]	5.250	12/01/2027	100,743
1,375,000	St. Paul, MN Port Authority (Regions Hospital Parking Ramp)	5.000	08/01/2036	1,401,593
900,000	Stillwater, MN Multifamily (Orleans Homes)	5.375	02/01/2032	873,090
510,000	Stillwater, MN Multifamily (Orleans Homes)	5.500	02/01/2042	485,750

22	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Minnesota Continued
$1,000,000	University of Minnesota[1]	5.000%		08/01/2036	$1,172,500
500,000	University of Minnesota[1]	5.000		12/01/2036	582,440
750,000	University of Minnesota[1]	5.250		12/01/2031	914,318
500,000	Victoria, MN Private School Facility (Holy Family Catholic High School)	5.000		09/01/2029	528,430
35,000	Virginia, MN Hsg. & Redevel. Authority Health Care Facilities[1]	5.375		10/01/2030	36,802
115,000	Washington County, MN Hsg. & Redevel. Authority (HealthEast Bethesda Hospital)[1]	5.375		11/15/2018	115,161
15,000	Washington County, MN Hsg. & Redevel. Authority (HealthEast Bethesda Hospital)[1]	5.375		11/15/2018	15,021
115,000	Washington County, MN Hsg. & Redevel. Authority (HealthEast Bethesda Hospital)[1]	5.500		11/15/2027	115,122
250,000	Wayzata, MN Senior Hsg. (Folkstone Senior Living Community)	5.500		11/01/2032	258,455
250,000	Wayzata, MN Senior Hsg. (Folkstone Senior Living Community)	5.750		11/01/2039	261,178
500,000	Wayzata, MN Senior Hsg. (Folkstone Senior Living Community)	6.000		05/01/2047	527,405
15,000	Western, MN Municipal Power Agency[1]	5.000		01/01/2026	15,187
1,250,000	Western, MN Municipal Power Agency[3]	5.000		01/01/2029	1,521,700
1,000,000	Western, MN Municipal Power Agency[3]	5.000		01/01/2030	1,214,340
190,000	Willmar, MN Hsg. & Redevel. Authority (Highlands Apts.)[1]	5.850		06/01/2019	190,236
750,000	Winona, MN Health Care Facilities (Winona Health Services)[1]	5.000		07/01/2034	793,823
					132,650,069
U.S. Possessions—3.2%
500,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.750		07/01/2037	524,895
500,000	Puerto Rico Commonwealth GO1	5.500		07/01/2039	517,320
250,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250		07/01/2028	262,063
250,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	258,884
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		04/01/2027	103,130
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125		04/01/2032	102,688
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		04/01/2042	102,582
90,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.750		08/01/2037	99,824
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.160	[5]	08/01/2034	583,160
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.160	[5]	08/01/2036	501,960
500,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.250		08/01/2041	528,410

23	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions Continued
$ 500,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000%	08/01/2039	$562,235
				4,147,151
Total Investments, at Value (Cost $127,769,884)—105.2%				136,797,220
Liabilities in Excess of Other Assets—(5.2)				(6,762,253)

Net Assets—100.0%				$130,034,967

Footnotes to Statement of Investments

*September 28, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

1. All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 6 of the accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after September 28, 2012. See Note 1 of the accompanying Notes.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 1 of the accompanying Notes.

5. Zero coupon bond reflects effective yield on the date of purchase.

To simplify the listings of securities, abbreviations are used per the table below:

CHC	Children’s Health Care
CHCS	Children’s Health Care Services
COP	Certificates of Participation
ECHC	Essentia Community Hospitals & Clinics
EDA	Economic Devel. Authority
FMC	Fridley Medical Center
FRCS	Fairview Regional Community Services
FRRHS	Fairview Range Regional Health Services
FRWHS	Fairview Red Wing Health Services
FSH	Fairview Seminary Home
FSP	Fairview Seminary Plaza
GHP	Group Health Plan
GO	General Obligation
HEFA	Higher Education Facilities Authority

HESJH	HealthEast St. John’s Hospital
HFA	Housing Finance Agency
HP	Healthpartners
HPA	Healthpartners Administrators
HSJH	HealthEast St. Joseph’s Hospital
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAC	Midwest Assurance Company
PHS	Pinnacle Health System
PNHS	Park Nicollet Health Services
PNI	Park Nicollet Institute
PNMH	Park Nicollet Methodist Hospital
RH	Regions Hospital
ROLs	Residual Option Longs
RRHS	Range Regional Health Services
VOA	Volunteers of America

See accompanying Notes to Financial Statements.

24	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES    September 28, 20121 / Unaudited

Assets
Investments, at value (cost $127,769,884)—see accompanying statement of investments	$136,797,220
Cash	2,579,377
Receivables and other assets:
Investments sold (including $3,659,720 sold on a when-issued or delayed delivery basis)	4,148,283
Interest	1,824,564
Shares of beneficial interest sold	531,015
Other	12,294
Total assets	145,892,753
Liabilities
Payables and other liabilities:
Investments purchased (including $7,251,857 purchased on a when-issued or delayed delivery basis)	7,277,217
Payable for short-term floating rate notes issued (See Note 1)	6,000,000
Payable on borrowings (See Note 6)	2,200,000
Shares of beneficial interest redeemed	245,036
Dividends	73,933
Distribution and service plan fees	25,678
Transfer and shareholder servicing agent fees	6,262
Trustees’ compensation	2,669
Shareholder communications	1,685
Interest expense on borrowings	119
Other	25,187
Total liabilities	15,857,786
Net Assets	$130,034,967
Composition of Net Assets
Par value of shares of beneficial interest	$9,893
Additional paid-in capital	123,212,266
Accumulated net investment income	481,092
Accumulated net realized loss on investments	(2,695,620)
Net unrealized appreciation on investments	9,027,336
Net Assets	$130,034,967

1. September 28, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

25	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES    Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $93,526,163 and 7,113,631 shares of beneficial interest outstanding)	$13.15
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$13.81
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,737,939 and 284,568 shares of beneficial interest outstanding)	$13.14
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $30,776,824 and 2,343,286 shares of beneficial interest outstanding)	$13.13
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,994,041 and 151,647 shares of beneficial interest outstanding)	$13.15

See accompanying Notes to Financial Statements.

26	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF OPERATIONS    For the Six Months Ended September 28, 20121 / Unaudited

Investment Income
Interest	$2,890,812
Other income	12
Total investment income	2,890,824
Expenses
Management fees	316,867
Distribution and service plan fees:
Class A	103,507
Class B	18,062
Class C	135,327
Transfer and shareholder servicing agent fees:
Class A	24,389
Class B	1,677
Class C	10,678
Class Y	875
Shareholder communications:
Class A	6,675
Class B	433
Class C	3,652
Class Y	187
Interest expense and fees on short-term floating rate notes issued (See Note 1)	28,377
Borrowing fees	9,867
Trustees’ compensation	836
Administration service fees	750
Custodian fees and expenses	289
Interest expense on borrowings	180
Other	24,782
Total expenses	687,410
Less waivers and reimbursements of expenses	(71,611)
Net expenses	615,799
Net Investment Income	2,275,025
Realized and Unrealized Gain
Net realized gain on investments	77,463
Net change in unrealized appreciation/depreciation on investments	3,848,028
Net Increase in Net Assets Resulting from Operations	$6,200,516

1. September 28, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

27	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 28, 2012[1] (Unaudited)	Year Ended March 30, 2012[1]
Operations
Net investment income	$2,275,025	$3,927,910
Net realized gain (loss)	77,463	(98,326)
Net change in unrealized appreciation/depreciation	3,848,028	9,069,982
Net increase in net assets resulting from operations	6,200,516	12,899,566
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(1,786,007)	(2,983,328)
Class B	(64,762)	(97,442)
Class C	(479,442)	(744,336)
Class Y	(35,390)	(19,162)
	(2,365,601)	(3,844,268)
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	17,081,845	17,151,877
Class B	316,087	1,129,197
Class C	6,292,822	7,210,236
Class Y	652,739	1,267,519
	24,343,493	26,758,829
Net Assets
Total increase	28,178,408	35,814,127
Beginning of period	101,856,559	66,042,432
End of period (including accumulated net investment income of $481,092 and $571,668, respectively)	$130,034,967	$101,856,559

1. September 28, 2012 and March 30, 2012 represent the last business day of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

28	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF CASH FLOWS    For the Six Months Ended September 28, 20121 / Unaudited

Cash Flows from Operating Activities
Net increase in net assets from operations	$6,200,516
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(31,441,952)
Proceeds from disposition of investment securities	8,658,119
Short-term investment securities, net	(8,635,228)
Premium amortization	261,454
Discount accretion	(103,176)
Net realized gain on investments	(77,463)
Net change in unrealized appreciation/depreciation on investments	(3,848,028)
Change in assets:
Decrease in other assets	1,087
Increase in interest receivable	(372,732)
Increase in receivable for securities sold	(3,388,860)
Change in liabilities:
Increase in payable for securities purchased	6,407,217
Decrease in other liabilities	(13,352)
Net cash used in operating activities	(26,352,398)
Cash Flows from Financing Activities
Proceeds from bank borrowings	4,500,000
Payments on bank borrowings	(2,300,000)
Proceeds from shares sold	28,110,210
Payments on shares redeemed	(5,700,391)
Cash distributions paid	(183,753)
Net cash provided by financing activities	24,426,066
Net decrease in cash	(1,926,332)
Cash, beginning balance	4,505,709
Cash, ending balance	$2,579,377
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $2,160,355.
Cash paid for interest on bank borrowings—$61.
Cash paid for interest on short-term floating rate notes issued—$28,377.

1. September 28, 2012 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

29	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended September 28, 2012[1]	Year Ended March 30,	Year Ended March 31,
Class A	(Unaudited)	2012[1]	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$12.71	$11.29	$11.81	$9.68	$12.38	$13.79
Income (loss) from investment operations:
Net investment income[2]	.27	.62	.63	.66	.73	.74
Net realized and unrealized gain (loss)	.45	1.41	(.52)	2.12	(2.78)	(1.53)
Total from investment operations	.72	2.03	.11	2.78	(2.05)	(.79)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.28)	(.61)	(.63)	(.65)	(.65)	(.62)
Net asset value, end of period	$13.15	$12.71	$11.29	$11.81	$9.68	$12.38
Total Return, at Net Asset Value[3]	5.70%	18.32%	0.84%	29.36%	(16.92)%	(5.89)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$93,526	$73,683	$49,725	$34,074	$25,181	$22,915
Average net assets (in thousands)	$83,107	$60,122	$45,723	$30,488	$24,459	$15,737
Ratios to average net assets:[4]
Net investment income	4.13%	5.07%	5.35%	6.00%	6.71%	5.70%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.91%	0.95%	1.01%	1.04%	1.03%	1.01%
Interest and fees from borrowings	0.02%	0.08%	0.08%	0.29%	0.71%	1.20%
Interest and fees on short-term floating rate notes issued[5]	0.05%	0.06%	0.06%	—	—	—
Total expenses	0.98%	1.09%	1.15%	1.33%	1.74%	2.21%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[6]	0.86%	0.94%	0.94%	1.03%	0.80%	0.80%
Portfolio turnover rate	8%	4%	17%	14%	20%	33%

1. September 28, 2012 and March 30, 2012 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6. Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” as a percentage of average annual net assets would not exceed 0.80%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.

See accompanying Notes to Financial Statements.

30	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

	Six Months Ended September 28, 2012[1]	Year Ended March 30,	Year Ended March 31,
Class B	(Unaudited)	2012[1]	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$12.70	$11.28	$11.80	$9.67	$12.37	$13.78
Income (loss) from investment operations:
Net investment income[2]	.22	.52	.54	.58	.65	.64
Net realized and unrealized gain (loss)	.45	1.42	(.52)	2.12	(2.79)	(1.53)
Total from investment operations	.67	1.94	.02	2.70	(2.14)	(.89)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.23)	(.52)	(.54)	(.57)	(.56)	(.52)
Net asset value, end of period	$13.14	$12.70	$11.28	$11.80	$9.67	$12.37
Total Return, at Net Asset Value[3]	5.32%	17.45%	0.09%	28.43%	(17.57)%	(6.60)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,738	$3,300	$1,914	$1,406	$635	$547
Average net assets (in thousands)	$3,624	$2,323	$1,842	$ 993	$622	$373
Ratios to average net assets:[4]
Net investment income	3.40%	4.29%	4.60%	5.19%	5.96%	4.95%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.70%	1.76%	1.82%	1.95%	2.09%	2.12%
Interest and fees from borrowings	0.02%	0.08%	0.08%	0.29%	0.71%	1.20%
Interest and fees on short-term floating rate notes issued[5]	0.05%	0.06%	0.06%	—	—	—
Total expenses	1.77%	1.90%	1.96%	2.24%	2.80%	3.32%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[6]	1.61%	1.69%	1.69%	1.80%	1.55%	1.55%
Portfolio turnover rate	8%	4%	17%	14%	20%	33%

1. September 28, 2012 and March 30, 2012 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6. Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.

See accompanying Notes to Financial Statements.

31	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS    Continued

	Six Months Ended September 28, 2012[1]	Year Ended March 30,	Year Ended March 31,
Class C	(Unaudited)	2012[1]	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$12.69	$11.28	$11.79	$9.67	$12.37	$13.78
Income (loss) from investment operations:
Net investment income[2]	.22	.52	.54	.57	.65	.63
Net realized and unrealized gain (loss)	.45	1.41	(.51)	2.11	(2.79)	(1.53)
Total from investment operations	.67	1.93	.03	2.68	(2.14)	(.90)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.23)	(.52)	(.54)	(.56)	(.56)	(.51)
Net asset value, end of period	$13.13	$12.69	$11.28	$11.79	$9.67	$12.37
Total Return, at Net Asset Value[3]	5.32%	17.36%	0.16%	28.31%	(17.57)%	(6.64)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30,777	$23,584	$14,403	$7,521	$2,029	$2,256
Average net assets (in thousands)	$27,023	$17,708	$15,492	$4,019	$2,217	$1,119
Ratios to average net assets:[4]
Net investment income	3.38%	4.30%	4.55%	5.08%	5.88%	4.87%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.70%	1.75%	1.77%	1.93%	2.13%	1.98%
Interest and fees from borrowings	0.02%	0.08%	0.08%	0.29%	0.71%	1.20%
Interest and fees on short-term floating rate notes issued[5]	0.05%	0.06%	0.06%	—	—	—
Total expenses	1.77%	1.89%	1.91%	2.22%	2.84%	3.18%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[6]	1.62%	1.68%	1.69%	1.82%	1.55%	1.55%
Portfolio turnover rate	8%	4%	17%	14%	20%	33%

1. September 28, 2012 and March 30, 2012 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6. Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.

See accompanying Notes to Financial Statements.

32	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

	Six Months Ended September 28, 2012[1]	Period Ended March 30,
Class Y	(Unaudited)	2012[1,2]

Per Share Operating Data
Net asset value, beginning of period	$12.71	$11.91
Income (loss) from investment operations:
Net investment income[3]	.27	.40
Net realized and unrealized gain	.45	.81
Total from investment operations	.72	1.21
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.28)	(.41)
Net asset value, end of period	$13.15	$12.71
Total Return, at Net Asset Value[4]	5.75%	10.36%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,994	$1,290
Average net assets (in thousands)	$1,625	$ 600
Ratios to average net assets:[5]
Net investment income	4.20%	4.75%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.72%	0.72%
Interest and fees from borrowings	0.02%	0.03%
Interest and fees on short-term floating rate notes issued[6]	0.05%	0.06%
Total expenses	0.79%	0.81%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.79%	0.81%
Portfolio turnover rate	8%	4%

1. September 28, 2012 and March 30, 2012 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. For the period from July 29, 2011 (inception of offering) to March 30, 2012.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

33	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    September 28, 2012 / Unaudited

1. Significant Accounting Policies

Oppenheimer Rochester Minnesota Municipal Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended as a non-diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current interest income exempt from federal and Minnesota state income taxes for individual investors as is consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).

The Fund offers Class A, Class C and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares will be permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds will be allowed. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.

Semiannual and Annual Periods. The last day of the Fund’s semiannual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn

34	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 28, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$7,251,857
Sold securities	3,659,720

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with

35	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or

36	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the

37	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of September 28, 2012, the Fund’s maximum exposure under such agreements is estimated at $6,000,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. At September 28, 2012, municipal bond holdings with a value of $9,050,240 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $6,000,000 in short-term floating rate securities issued and outstanding at that date.

At September 28, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$2,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission ROLs[3]	17.893%	1/1/35	$3,050,240

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.

38	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $6,000,000 or 4.11% of its total assets as of September 28, 2012.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended March 30, 2012, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended March 30, 2012 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
2016	$91,561
2017	190,675
2018	1,937,724
2019	12,269
No expiration	536,008

Total	$2,768,237

As of September 28, 2012, it is estimated that the capital loss carryforwards would be $2,232,229 expiring by 2019 and $458,545 which will not expire. The estimated capital loss

39	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended September 28, 2012, it is estimated that the Fund will utilize $77,463 of capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 28, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$121,735,885	[1]

Gross unrealized appreciation	$9,819,628
Gross unrealized depreciation	(729,953)

Net unrealized appreciation	$9,089,675

1. The Federal tax cost of securities does not include cost of $5,971,660, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended September 28, 2012, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$97
Payments Made to Retired Trustees	—
Accumulated Liability as of September 28, 2012	961

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds

40	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

41	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

42	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable

43	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation Continued

interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of September 28, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs		Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Minnesota	$—	$132,650,069		$—	$132,650,069
U.S. Possessions	—	4,147,151		—	4,147,151

Total Assets	$—	$136,797,220	$		$136,797,220

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value

44	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended September 28, 2012		Year Ended March 30, 2012[1]
	Shares	Amount	Shares	Amount
Class A
Sold	1,449,994	$18,839,508	2,073,326	$25,453,245
Dividends and/or distributions reinvested	126,604	1,646,041	220,540	2,692,502
Redeemed	(261,953)	(3,403,704)	(899,826)	(10,993,870)

Net increase	1,314,645	$17,081,845	1,394,040	$17,151,877

Class B
Sold	26,110	$335,865	102,746	$1,283,324
Dividends and/or distributions reinvested	4,678	60,742	7,181	87,646
Redeemed	(6,175)	(80,520)	(19,713)	(241,773)

Net increase	24,613	$316,087	90,214	$1,129,197

Class C
Sold	620,688	$8,051,920	748,497	$9,220,335
Dividends and/or distributions reinvested	32,552	422,906	51,749	631,253
Redeemed	(167,935)	(2,182,004)	(219,413)	(2,641,352)

Net increase	485,305	$6,292,822	580,833	$7,210,236

Class Y
Sold	69,074	$897,534	140,324	$1,759,991
Dividends and/or distributions reinvested	2,356	30,666	1,021	12,951
Redeemed	(21,242)	(275,461)	(39,886)	(505,423)

Net increase	50,188	$652,739	101,459	$1,267,519

1. For the year ended March 30, 2012, for Class A, Class B and Class C shares, and for the period from July 29, 2011 (inception of offering) to March 30, 2012, for Class Y shares.

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended September 28, 2012, were as follows:

	Purchases	Sales
Investment securities	$31,441,952	$8,658,119

45	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $500 million	0.55%
Next $500 million	0.50
Next $500 million	0.45
Over $1.5 billion	0.40

Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended September 28, 2012, the Fund paid $36,435 to OFS for services to the Fund.

Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine

46	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 28, 2012 were as follows:

Class B	$105,756
Class C	400,860

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
September 28, 2012	$70,116	$7,332	$1,487	$4,815

Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses”, excluding interest and fees from borrowings and interest and related expenses from inverse floaters, would not exceed 0.80% of average annual net assets for Class A shares, 1.55% of average annual net assets for both Class B and Class C shares and 0.80% of average annual net assets for Class Y shares. During the six months ended September 28, 2012, the Manager reimbursed $48,705, $2,830, $20,048 and $28 for Class A, Class B, Class C and Class Y shares, respectively.

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C and Y shares to 0.35% of average annual net assets per class and for Class A shares to 0.30% of average annual net assets of the class.

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

6. Borrowings

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as

47	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

6. Borrowings Continued

purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.

The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.1979% as of September 28, 2012). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended September 28, 2012 equal 0. 01% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

48	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

As of September 28, 2012, the Fund had borrowings outstanding at an interest rate of 0.1979%. Details of the borrowings for the six months ended September 28, 2012 are as follows:

Average Daily Loan Balance	$155,191
Average Daily Interest Rate	0.253%
Fees Paid	$3,096
Interest Paid	$61

7. Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.

The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended September 28, 2012 are included in expenses on the Fund’s Statement of Operations and equal 0.01% of the Fund’s average net assets on an annualized basis.

The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and

49	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

7. Reverse Repurchase Agreements Continued

may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.

The Fund executed no transactions under the Facility during the six months ended September 28, 2012.

8. Pending Litigation

Since 2009, a number of class action lawsuits have been pending in federal courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The settlement does not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in

50	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

51	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

CREDIT ALLOCATION    Unaudited

This table provides further information regarding the “Unrated” securities category shown in the “Credit Allocation-Credit Rating Breakdown” table located earlier in this report. The third column below titled “Unrated by a NRSRO; Internally Rated by the Manager” shows the credit allocation of Unrated securities as determined by the Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”). These internally rated securities are not rated by any nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s.

The Manager determines the credit allocation of these securities using its own credit analysis to assign ratings using a rating scale or categories similar to that used by S&P. The Manager is not required to, and does not attempt to, employ the same credit analysis process, procedures or methodologies used by S&P or any other NRSRO in assigning a credit rating to an Unrated security. There can be no assurance, nor is it intended, that the Manager’s credit analysis process is consistent or comparable with the credit analysis process that would be used by S&P or any other NRSRO if it were to rate the same security. Securities rated investment-grade or above by the Manager may or may not be the equivalent to an investment grade or above rating assigned by an NRSRO. More information about the Manager’s internal credit analysis process for Unrated (or internally-rated) securities and securities ratings is contained in the Fund’s Prospectus and Statement of Additional Information.

The second column below titled “NRSRO-Rated” shows the ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used.

The credit allocations below are as of September 28, 2012 and are subject to change. The percentages are based on the market value of the Fund’s securities as of September 28, 2012 and are subject to change; market value does not include cash. AAA, AA, A, and BBB are investment-grade ratings.

	NRSRO-Rated	Unrated by a NRSRO; Internally Rated by the Manager	Total
AAA	11.0%	0.0%	11.0%
AA	21.1	0.0	21.1
A	21.4	0.0	21.4
BBB	13.2	12.8	26.0
BB or lower	1.1	19.4	20.5

Total	67.8%	32.2%	100.0%

52	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT    Unaudited

Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; and risk management. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.

53	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT    Unaudited / Continued

The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal, compliance services and risk management, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Michael Camarella, and Charles Pulire, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.

Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load Minnesota Municipal debt funds. The Board noted that the Fund’s one-year and three-year performance was better than its peer group although its five-year performance was below its peer group median.

Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load Minnesota municipal debt funds with comparable asset levels and distribution features. After discussions with the Board, the Manager has agreed to voluntarily waive fees and/or reimburse the Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding any applicable interest and fees from borrowing, interest and related expenses from inverse

54	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

floaters, dividend expense, taxes, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 0.80% for Class A, 1.55% for Class B and Class C, and 0.80% for Class Y, as calculated on the daily net assets of the Fund. Each of these fee waivers and/or expense limitations may not be amended or withdrawn until one year from the date of prospectus. The Board noted that the Fund’s actual management fees and total expenses were lower than its peer group median and average. The Fund’s contractual management fees were higher than its peer group median and average.

Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement. In addition, the Board, including a majority of the Independent Trustees, approved the restructuring of the Fund’s investment advisory arrangement so that, effective January 1, 2013, (i) OFI Global Asset Management, Inc. (“OFI Global”), a wholly owned subsidiary of the Manager, will serve as the investment adviser to the Fund in place of the Manager under a Restated Advisory Agreement (“Restated Advisory Agreement”), and (ii) OFI Global will enter into a Sub-Advisory Agreement (“Sub-Advisory Agreement”) with the Manager to provide investment sub-advisory services to the Fund. OFI Global will pay the Manager a percentage of the net investment advisory fee (after all applicable

55	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT    Unaudited / Continued

waivers have been deducted) that it receives from the Fund. The Agreement will continue until the earlier of September 30, 2013 or the effective date of the Restated Advisory Agreement between the Fund and OFI Global. The Restated Advisory Agreement and Sub-Advisory Agreement will continue until September 30, 2013.

In arriving at its decisions, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, Restated Advisory Agreement and Sub-Advisory Agreement, including the management fees, in light of all of the surrounding circumstances.

56	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS    Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

57	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Trustees and Officers

Brian F. Wruble, Chairman of the Board of Trustees and Trustee

David K. Downes, Trustee

Matthew P. Fink, Trustee

Phillip A. Griffiths, Trustee

Mary F. Miller, Trustee

Joel W. Motley, Trustee

Mary Ann Tynan, Trustee

Joseph M. Wikler, Trustee

Peter I. Wold, Trustee

William F. Glavin, Jr., Trustee, President and Principal Executive Officer

Daniel G. Loughran, Vice President

Scott S. Cottier, Vice President

Troy E. Willis, Vice President

Mark R. DeMitry, Vice President

Michael L. Camarella, Vice President

Charles S. Pulire, Vice President

Richard Stein, Vice President

Arthur S. Gabinet, Secretary and Chief Legal Officer

Christina M. Nasta, Vice President and Chief Business Officer

Mark S. Vandehey, Vice President and Chief Compliance Officer

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OppenheimerFunds, Inc.
Distributor	OppenheimerFunds Distributor, Inc.
Transfer and Shareholder Servicing Agent	OppenheimerFunds Services
Independent Registered Public Accounting Firm	KPMG LLP
Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2012 OppenheimerFunds, Inc. All rights reserved.

58	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

PRIVACY POLICY

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs Direct, our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
●	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

59	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

●

All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

60	OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.

Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/28/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2)	Exhibits attached hereto.

(3)	Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Minnesota Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	11/12/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	11/12/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	11/12/2012